Label	Element	Value
Quaker Impact Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quaker Impact Growth Fund (formerly Quaker Strategic Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Impact Growth Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the fees payable under the new advisory contract with the Fund’s investment adviser.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in securities of domestic, and to a lesser extent foreign, companies of any size. To achieve its investment objective, the Fund’s adviser, Community Capital Management, Inc. (the “Adviser”), will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

•	Growth Stocks. The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

•
Large-Cap Securities. The Fund invests primarily in large-capitalization securities. The Adviser generally considers large-cap companies to be those companies with a market capitalizations similar to those companies included in the S&P 500 Index.

•
Small- and Mid-Cap Securities.  The Fund also may invest in the securities of small- and mid-cap companies.  The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $30 billion.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

•	Preferred Stock. The Fund may invest in preferred stocks.

•	MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

•
Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

•
Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes environmental, social and governance (ESG) factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

·	Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

•
Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

•	Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

•	Negative Impact: companies with the following activities are excluded from the investment process:

✓	Fossil fuel exploration and production; any activity related to coal

✓	Tobacco, chemical manufacturing, weapons, prison management

✓	Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings

✓	Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Impact/ESG Risk.  The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process.  Impact/ESG investing is qualitative and subjective by nature.  There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

•
Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•
Growth Risk.  There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

•
Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with small market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small-capitalization stock prices have greater volatility than large company securities.

•
Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

•
Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•
Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart displays the annual return of the Fund over the past ten years.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Effective January 1, 2018, the Adviser became the investment manager for the Fund.  The Fund’s returns after January 1, 2018 reflects the Adviser’s investment philosophy and strategies. The returns prior to this time reflect the Fund’s prior investment adviser and/or sub-adviser and the prior strategies and policies and may not be indicative of future returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares (formerly Class A Shares) as of December 31, 2017
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance would be lower if sales charges were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 14.19% in 3rd quarter of 2009 Lowest Performing Quarter: -30.69% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through June 30, 2018 was 4.01%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.69%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund's after-tax returns were calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and 10-years for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Advisor Class Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.

In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund's after-tax returns were calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Quaker Impact Growth Fund | S&P 500® Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Quaker Impact Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	1.28%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,615
Annual Return 2008	rr_AnnualReturn2008	(45.99%)
Annual Return 2009	rr_AnnualReturn2009	15.92%
Annual Return 2010	rr_AnnualReturn2010	13.52%
Annual Return 2011	rr_AnnualReturn2011	(7.64%)
Annual Return 2012	rr_AnnualReturn2012	10.25%
Annual Return 2013	rr_AnnualReturn2013	38.57%
Annual Return 2014	rr_AnnualReturn2014	10.35%
Annual Return 2015	rr_AnnualReturn2015	0.71%
Annual Return 2016	rr_AnnualReturn2016	2.61%
Annual Return 2017	rr_AnnualReturn2017	16.33%
Label	rr_AverageAnnualReturnLabel	Advisor Class Return Before Taxes (formerly Class A Shares)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Quaker Impact Growth Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
Quaker Impact Growth Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.63%
Quaker Impact Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	1.28%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,358
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%

[1]	The management fee has been restated to reflect the fees payable under the new advisory contract with the Fund's investment adviser.